Derivative Liabilities and Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Derivative Liabilities And Fair Value Measurements [Abstract]
DERIVATIVE LIABILITIES AND FAIR VALUE MEASUREMENTS

NOTE 11 – DERIVATIVE LIABILITIES AND FAIR VALUE MEASUREMENTS

Upon the issuance of certain convertible debentures, warrants, and preferred stock, the Company determined that the features associated with the embedded conversion option embedded in the debentures, should be accounted for at fair value, as a derivative liability, as the Company cannot determine if a sufficient number of shares would be available to settle all potential future conversion transactions.

During the nine months ended September 30, 2021, upon issuance of the instruments underlying the derivative liabilities and upon revaluation (immediately prior to conversion of the underlying instrument), the Company estimated the fair value of the embedded derivatives using the Black-Scholes Pricing Model based on the following assumptions: (1) dividend yield of 0%, (2) expected volatility of 133.69% to 138.77%, (3) risk-free interest rate of 0.01% to 0.14%, and (4) expected life of 0.06 to 1.85 years.

On September 30, 2021, the Company estimated the fair value of the embedded derivatives of $4,289,634 using the Black-Scholes Pricing Model based on the following assumptions: (1) dividend yield of 0%, (2) expected volatility of 137.90%, (3) risk-free interest rate of 0.07% to 0.09%, and (4) expected life of 0.01 to 1.33 years.

During the year ended December 31, 2020, upon issuance of the instruments underlying the derivative liabilities and upon revaluation (immediately prior to conversion of the underlying instrument), the Company estimated the fair value of the embedded derivatives using the Black-Scholes Pricing Model based on the following assumptions: (1) dividend yield of 0%, (2) expected volatility of 119.33% to 128.94%, (3) risk-free interest rate of 0.06% to 1.56%, and (4) expected life of 0.06 to 2.11 years.

On December 31, 2020, the Company estimated the fair value of the embedded derivatives of $25,475,514 using the Black-Scholes Pricing Model based on the following assumptions: (1) dividend yield of 0%, (2) expected volatility of 132.11%, (3) risk-free interest rate of 0.08% to 0.13%, and (4) expected life of 0.04 to 2.08 years.

The Company adopted the provisions of ASC 825-10. ASC 825-10 defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability, such as inherent risk, transfer restrictions, and risk of non-performance. ASC 825-10 establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. ASC 825-10 establishes three levels of inputs that may be used to measure fair value:

●	Level 1 – Quoted prices in active markets for identical assets or liabilities.

●	Level 2 – Observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which all significant inputs are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

●	Level 3 – Unobservable inputs to the valuation methodology that are significant to the measurement of fair value of assets or liabilities.

All items required to be recorded or measured on a recurring basis are based upon Level 3 inputs.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement is disclosed and is determined based on the lowest level input that is significant to the fair value measurement.

The Company recognizes its derivative liabilities as Level 3 and values its derivatives using the methods discussed above. While the Company believes that its valuation methods are appropriate and consistent with other market participants, it recognizes that the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different estimate of fair value at the reporting date. The primary assumptions that would significantly affect the fair values using the methods discussed are that of volatility and market price of the underlying common stock of the Company.

As of September 30, 2021 and December 31, 2020, the Company did not have any derivative instruments that were designated as hedges.

Items recorded or measured at fair value on a recurring basis consisted of the following items as of September 30, 2021 and December 31, 2020:

	September 30, 2021	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Derivative liabilities	$4,289,634	$-	$-	$4,289,634

	December 31, 2020	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Derivative liabilities	$25,475,514	$-	$-	$25,475,514

The following table provides a summary of changes in fair value of the Company’s Level 3 financial liabilities for the nine months ended September 30, 2021:

Balance, December 31, 2020	$25,475,514
Transfers out due to conversions of convertible notes, accrued interest and warrants into shares of Series Y preferred stock	(4,834,911)
Transfers out due to conversions of convertible notes and accrued interest into shares of common stock	(118,778)
Transfers out due to cash payments made pursuant to settlement agreements	(175,565,103)
Change in derivative liability due to authorized shares shortfall	159,633,797
Mark to market to September 30, 2021	(300,885)
Balance, September 30, 2021	$4,289,634

Gain on change in derivative liabilities for the nine months ended September 30, 2021	$300,885

Fluctuations in the Company’s stock price are a primary driver for the changes in the derivative valuations during each reporting period. As the stock price increases/(decreases) for each of the related derivative instruments, the value to the holder of the instrument generally increases/(decreases), therefore increasing/(decreasing) the liability on the Company’s balance sheet. Decreases in the conversion price of the Company’s convertible notes are another driver for the changes in the derivative valuations during each reporting period. As the conversion price decreases for each of the related derivative instruments, the value to the holder of the instrument (especially those with full ratchet price protection) generally increases, therefore increasing the liability on the Company’s balance sheet. Additionally, stock price volatility is one of the significant unobservable inputs used in the fair value measurement of each of the Company’s derivative instruments. The simulated fair value of these liabilities is sensitive to changes in the Company’s expected volatility. Increases in expected volatility would generally result in higher fair value measurements. A 10% change in pricing inputs and changes in volatilities and correlation factors would not result in a material change in our Level 3 fair value.

NOTE 13 – DERIVATIVE LIABILITIES AND FAIR VALUE MEASUREMENTS

Upon the issuance of certain convertible debentures, warrants, and preferred stock, the Company determined that the features associated with the embedded conversion option embedded in the debentures, should be accounted for at fair value, as a derivative liability, as the Company cannot determine if a sufficient number of shares would be available to settle all potential future conversion transactions.

During the year ended December 31, 2019, upon issuance, the Company estimated the fair value of the embedded derivatives using the Black-Scholes Pricing Model based on the following assumptions: (1) dividend yield of 0%, (2) expected volatility of 110.59% to 119.18%, (3) risk-free interest rate of 1.48% to 2.33%, and (4) expected life of 0.01 to 3.0 years.

On December 31, 2019, the Company estimated the fair value of the embedded derivatives of $20,236,870 using the Black-Scholes Pricing Model based on the following assumptions: (1) dividend yield of 0%, (2) expected volatility of 119.18%, (3) risk-free interest rate of 1.48% to 1.62%, and (4) expected life of 0.01 to 3.09 years.

During the year ended December 31, 2020, upon issuance of the instruments underlying the derivative liabilities and upon revaluation (immediately prior to conversion of the underlying instrument), the Company estimated the fair value of the embedded derivatives using the Black-Scholes Pricing Model based on the following assumptions: (1) dividend yield of 0%, (2) expected volatility of 119.33% to 128.94%, (3) risk-free interest rate of 0.06% to 1.56%, and (4) expected life of 0.06 to 2.11 years.

On December 31, 2020, the Company estimated the fair value of the embedded derivatives of $25,475,514 using the Black-Scholes Pricing Model based on the following assumptions: (1) dividend yield of 0%, (2) expected volatility of 132.11%, (3) risk-free interest rate of 0.08% to 0.13%, and (4) expected life of 0.04 to 2.08 years.

The Company adopted the provisions of ASC 825-10. ASC 825-10 defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability, such as inherent risk, transfer restrictions, and risk of non-performance. ASC 825-10 establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. ASC 825-10 establishes three levels of inputs that may be used to measure fair value:

●	Level 1 – Quoted prices in active markets for identical assets or liabilities.

●	Level 2 – Observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which all significant inputs are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

●	Level 3 – Unobservable inputs to the valuation methodology that are significant to the measurement of fair value of assets or liabilities.

All items required to be recorded or measured on a recurring basis are based upon Level 3 inputs.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement is disclosed and is determined based on the lowest level input that is significant to the fair value measurement.

The Company recognizes its derivative liabilities as Level 3 and values its derivatives using the methods discussed below. While the Company believes that its valuation methods are appropriate and consistent with other market participants, it recognizes that the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different estimate of fair value at the reporting date. The primary assumptions that would significantly affect the fair values using the methods discussed are that of volatility and market price of the underlying common stock of the Company.

As of December 31, 2020, the Company did not have any derivative instruments that were designated as hedges.

Items recorded or measured at fair value on a recurring basis in the accompanying consolidated financial statements consisted of the following items as of December 31, 2020 and 2019:

	December 31, 2020	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Derivative liability	$25,475,514	$-	$-	$25,475,514

	December 31, 2019	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Derivative liability	$20,236,870	$-	$-	$20,236,870

The following table provides a summary of changes in fair value of the Company’s Level 3 financial liabilities for the two years ended December 31, 2020:

Balance, December 31, 2018	$-
Transfers in due to issuance of convertible notes and warrants with embedded conversion and reset provisions	686,059
Transfers out due to conversions of convertible notes and accrued interest into common shares	(56,142)
Derivative liability due to authorized shares shortfall	18,921,538
Mark to market to December 31, 2019	685,415
Balance, December 31, 2019	$20,236,870
Transfers in due to issuance of convertible notes and warrants with embedded conversion and reset provisions	573,230
Transfers out due to conversions of convertible notes and accrued interest into common shares	(278,545)
Transfers out due to conversions of convertible notes, accrued interest and warrants into Series Y preferred shares	(165,826,982)
Derivative liability due to authorized shares shortfall	170,319,590
Mark to market to December 31, 2020	451,351
Balance, December 31, 2020	$25,475,514

Loss on change in derivative liabilities for the year ended December 31, 2020	$(451,351)

Fluctuations in the Company’s stock price are a primary driver for the changes in the derivative valuations during each reporting period. As the stock price increases/(decreases) for each of the related derivative instruments, the value to the holder of the instrument generally increases/(decreases), therefore increasing/(decreasing) the liability on the Company’s balance sheet. Decreases in the conversion price of the Company’s convertible notes are another driver for the changes in the derivative valuations during each reporting period. As the conversion price decreases for each of the related derivative instruments, the value to the holder of the instrument (especially those with full ratchet price protection) generally increases, therefore increasing the liability on the Company’s balance sheet. Additionally, stock price volatility is one of the significant unobservable inputs used in the fair value measurement of each of the Company’s derivative instruments. The simulated fair value of these liabilities is sensitive to changes in the Company’s expected volatility. Increases in expected volatility would generally result in higher fair value measurements. A 10% change in pricing inputs and changes in volatilities and correlation factors would not result in a material change in our Level 3 fair value.